Long-term Debt - Term loan (Details) - Evolv Technologies Holdings Inc [Member]		1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 05, 2017 USD ($) item	Mar. 31, 2020 USD ($) item $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Feb. 12, 2019 $ / shares shares
Debt Instrument [Line Items]
Number of monthly payments	36
Warrants to purchase shares of common stock | shares		740,991	5,127,237	740,991	5,127,237	3,386,246
Warrants exercise price | $ / shares		$ 0.15		$ 0.15
Fair value of warrants		$ 100,000		$ 100,000
Debt issuances costs		100,000
End-of-term charge		100,000		100,000
2020 SVB Term Loan
Debt Instrument [Line Items]
Face amount of debt		5,000,000		$ 5,000,000	$ 8,000,000
Maximum borrowing capacity					5,000,000
Repayments of debt		$ 3,100,000			5,000,000
Number of monthly payments | item		36
Interest rate		5.00%		5.00%
Warrants to purchase shares of common stock | shares			740,991
Warrants exercise price | $ / shares			$ 0.15
Fair value of warrants			$ 100,000
Debt issuances costs			100,000
End-of-term charge			$ 100,000
Interest expense					100,000
Revolving line of credit outstanding
Debt Instrument [Line Items]
Face amount of debt	$ 1,000,000	$ 7,000,000		$ 7,000,000	3,000,000
Maximum borrowing capacity	1,000,000	7,000,000		7,000,000	10,000,000
Repayments of debt					$ 3,000,000
2017 SVB Term Loan
Debt Instrument [Line Items]
Face amount of debt	$ 5,000,000	$ 3,100,000		$ 3,100,000
Number of monthly payments	36			36
Interest rate						5.25%
Warrants to purchase shares of common stock | shares							75,000
Warrants exercise price | $ / shares							$ 0.09
Interest expense						$ 200,000
Wall Street Journal Prime Rate
Debt Instrument [Line Items]
Warrants to purchase shares of common stock | shares					1,000,000
Warrants exercise price | $ / shares					$ 0.16
Fair value of warrants					$ 100,000
Debt issuances costs					$ 200,000
Wall Street Journal Prime Rate | 2020 SVB Term Loan
Debt Instrument [Line Items]
Spread on variable rate		0.50%
Interest rate		0.50%		0.50%
Wall Street Journal Prime Rate | Revolving line of credit outstanding
Debt Instrument [Line Items]
Spread on variable rate					1.25%
Interest rate					4.50%
Wall Street Journal Prime Rate | 2017 SVB Term Loan
Debt Instrument [Line Items]
Spread on variable rate	1.25%
Interest rate	1.25%						5.25%